Fair Value of Financial Instruments - Fair Value, Liabilities Measured on Recurring Basis (FY) (Details) - USD ($)	Jun. 30, 2019	May 06, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Fair Value of Financial Instruments - Schedule of Fair Value, Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 2,304,000	$ 2,110,000	$ 0	$ 2,317,412	$ 312,878
Previously Reported [Member]
Fair Value of Financial Instruments - Schedule of Fair Value, Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			7,379,893
Fair Value, Inputs, Level 1 [Member]
Fair Value of Financial Instruments - Schedule of Fair Value, Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments - Schedule of Fair Value, Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Financial Instruments - Schedule of Fair Value, Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities			$ 7,379,893	$ 2,317,412	$ 312,878